Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2013 Bonds CNY	Dec. 31, 2013 Share-settled bonuses USD ($)	Dec. 31, 2013 Share-settled bonuses CNY	Dec. 31, 2013 Redeemable Noncontrolling Interest USD ($)	Dec. 31, 2013 Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Managed Network Entities USD ($)	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Managed Network Entities USD ($)	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") USD ($)	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Fastweb Acquisition USD ($)	Dec. 31, 2012 Due to related parties Business Acquisition Contingent Consideration Fastweb Acquisition CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Tianwang and Yilong USD ($)	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") USD ($)	Dec. 31, 2013 Due to related parties Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 Short-term investments Bank Time Deposits Held-to-maturity securities USD ($)	Dec. 31, 2013 Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2012 Short-term investments Bank Time Deposits Held-to-maturity securities USD ($)	Dec. 31, 2012 Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Short-term investments Floating Rate Time Deposits Held-to-maturity securities USD ($)	Dec. 31, 2013 Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities USD ($)	Dec. 31, 2013 Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2013 Cash equivalents Bank Time Deposits USD ($)	Dec. 31, 2013 Cash equivalents Bank Time Deposits CNY	Dec. 31, 2012 Cash equivalents Bank Time Deposits USD ($)	Dec. 31, 2012 Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Share-settled bonuses CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY
Dec. 31, 2013
Quoted prices in active markets for identical assets and liabilities (Level 1)
Due to related parties
Business Acquisition Contingent Consideration
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
CNY

Dec. 31, 2012
Quoted prices in active markets for identical assets and liabilities (Level 1)
Due to related parties
Business Acquisition Contingent Consideration
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
CNY
																																																				Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration Fastweb Acquisition CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Due to related parties Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets and liabilities (Level 1) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Bonds CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Share-settled bonuses CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY
Dec. 31, 2013
Significant other observable inputs (Level 2)
Due to related parties
Business Acquisition Contingent Consideration
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
CNY

Dec. 31, 2012
Significant other observable inputs (Level 2)
Due to related parties
Business Acquisition Contingent Consideration
Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua")
CNY
																																																																								Dec. 31, 2012 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration Fastweb Acquisition CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Due to related parties Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2013 Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Unobservable inputs (Level 3) CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Bonds CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Share-settled bonuses CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Redeemable Noncontrolling Interest CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Managed Network Entities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Guangzhou Gehua Network Technology and Development Co., Ltd. ("Gehua") CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Fastweb Acquisition CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration Tianwang and Yilong CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Due to related parties Business Acquisition Contingent Consideration iJoy Holding Limited ("iJoy BVI") CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Short-term investments Bank Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Floating Rate Time Deposits Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Short-term investments Floating Rate Principal Guaranteed Investments Held-to-maturity securities CNY	Dec. 31, 2013 Unobservable inputs (Level 3) Cash equivalents Bank Time Deposits CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Cash equivalents Bank Time Deposits CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 317,747	1,923,544	$ 38,956	242,701																									$ 20,983	127,023	$ 35,746	222,701	$ 12,357	74,803	$ 148,669	900,000	$ 135,738	821,718	$ 3,210	20,000	1,023,544	242,701													127,023	222,701	74,803	0	821,718	20,000	900,000	0													0	0	0	900,000	0	0	0	0													0	0	0	0	0	0
Liabilities measured at fair value on recurring basis					$ 169,671	1,027,140	$ 1,064	6,441	$ 16,519	100,000	$ 224,590	1,359,601	$ 30,584	190,538	$ 7,888	47,755	$ 14,726	91,747	$ 2,765	16,737	$ 7,434	46,315	$ 8,424	52,476	$ 6,515	39,439	$ 20,168	122,089															1,027,140	0	0	1,027,140	0	0	0	0	0	0	0	0									0	0	0	0	0	0	0	0	0	0	0	0									0	6,441	100,000	332,461	190,538	47,755	91,747	16,737	46,315	52,476	39,439	122,089